Derivatives and Hedging Activities (Details) (Cash Flow Hedging [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ (4,684,000)	$ (111,000)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(1,000)	0
Interest Rate Swap [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(941,000)	(13,000)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	4,100,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Reclassified from other comprehensive income as an increase to interest expense	1,500,000
Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	3,830,000	98,000
Number of Interest Rate Derivatives Held	8
Notional Amount of Interest Rate Derivatives	202,590,000
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	0
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Derivatives	$ 50,000,000